Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 35,552	¥ 32,674
TA Triumph-Adler GmbH
Debt Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 29,389	¥ 27,065